Income Tax Expense (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Disclosure of Income Tax Expense Benefit
	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$

Current tax
Current tax on profits for the fiscal year	33	37	—

Total current tax expense	33	37	—

Deferred income tax
Increase in deferred tax assets	358,825	567,473	342,349
Decrease in deferred tax liabilities	(358,825)	(567,473)	(342,349)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	33	37	—

Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Numerical reconciliation of income tax expense to prima facie tax expense

Loss before income tax expense	(29,902,591)	(13,468,195)	(18,343,984)
Tax at the Australian tax rate of 26% (2020 and 2019: 27.5%)	(7,774,674)	(3,703,754)	(5,044,596)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments	464,324	443,956	435,046
Other non-deductible expenses	1,239,756	436,396	3,771,771
Non-assessable income	(541,122)	(442,580)	(1,445,111)
Capital listing fee	(259,458)	(192,741)	(99,976)
Difference in overseas tax rates*	2,132,187	1,817,387	2,040,517

	(4,738,987)	(1,641,336)	(342,349)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	4,738,954	1,641,299	342,349

Income tax expense**	(33)	(37)	—

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2021.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

Disclosure of Deferred Tax Assets Liability Adjustments

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Deferred tax assets for tax losses not recognised comprises:
Carried forward tax losses benefit	195,098,009	176,871,263	142,688,221

Total deferred tax assets for tax losses not recognized	43,593,823	38,171,321	35,493,421